LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Schedule of Basic Earnings Per Ordinary Share
As at December 31, 2020, this amounted to 83,606,810 shares (2019: 83,606,810) (2018: 83,612,908 shares).

	December 31, 2020	December 31, 2019	December 31, 2018
‘A’ ordinary shares	83,606,810	83,606,810	83,612,908

Basic earnings per share denominator	83,606,810	83,606,810	83,612,908

Reconciliation to weighted average earnings per share denominator:
Number of ‘A’ ordinary shares at January 1 (Note 21)	96,162,410	96,162,410	96,162,410
Weighted average number of shares issued during the year*			-
Weighted average number of treasury shares	(12,555,600)	(12,555,600)	(12,549,502)

Basic earnings per share denominator	83,606,810	83,606,810	83,612,908

*The weighted average number of shares issued during the year is calculated by taking the number of shares issued multiplied by the number of days in the year each share is in issue, divided by 365 days.

Schedule of Diluted Earnings Per Ordinary Share
The basic weighted average number of ordinary shares for the Group may be reconciled to the number used in the diluted earnings per ordinary share calculation as follows:

	December 31, 2020	December 31, 2019	December 31, 2018
Basic earnings per share denominator (see above)	83,606,810	83,606,810	83,612,908
Issuable on exercise of options and warrants	3,154,668	-	22,359
Issuable on conversion of exchangeable notes	18,263,254	18,263,254	19,873,553

Diluted earnings per share denominator	105,024,732	101,870,064	103,508,820

Schedule of Profit After Tax Diluted Earnings Per Ordinary Share Calculation
The loss after tax for the year may be reconciled to the amount used in the diluted earnings per ordinary share calculation as follows:

	December 31, 2020 US$‘000	December 31, 2019 US$‘000	December 31, 2018 US$‘000
Loss after tax for the year	(6,388)	(28,914)	(22,090)
Non-cash financial expense/(income) (Note 8)	1,216	(233)	(1,388)
Cash interest expense (Note 8)	3,996	3,996	4,352
Non-cash interest on exchangeable notes (Note 8)	643	639	689

Adjusted loss after tax	(533)	(24,512)	(18,437)

Schedule of Basic Earning per ADS
	December 31, 2020	December 31, 2019	December 31, 2018
ADS	20,901,703	20,901,703	20,903,227

Basic earnings per share denominator	20,901,703	20,901,703	20,903,227

Reconciliation to weighted average earnings per share denominator:
Number of ADS at January 1 (Note 21)	24,040,602	24,040,602	24,040,602
Weighted average number of shares issued during the year*	-	-	-
Weighted average number of treasury shares	(3,138,899)	(3,138,899)	(3,137,375)

Basic earnings per share denominator	20,901,703	20,901,703	20,903,227

*The weighted average number of shares issued during the year is calculated by taking the number of shares issued multiplied by the number of days in the year each share is in issue, divided by 365 days.

Schedule of Diluted Earning per ADS
The basic weighted average number of ADS shares for the Group may be reconciled to the number used in the diluted earnings per ADS share calculation as follows:

	December 31, 2020	December 31, 2019	December 31, 2018
Basic earnings per share denominator (see above)	20,901,703	20,901,703	20,903,227
Issuable on exercise of options and warrants	788,666	-	5,590
Issuable on conversion of exchangeable notes	4,565,814	4,565,814	4,968,388

Diluted earnings per share denominator	26,256,183	25,467,517	25,877,205